SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at January 1,	31,416	34,001	4,378	703
Allowance for doubtful debts	2,585	—	23	4
Recovery of accounts previously allowed	—	(6,841)	(2,465)	(396)
Write offs	—	(22,782)	(245)	(39)

Balance at December 31,	34,001	4,378	1,691	272

Estimated Useful Lives of Property and Equipment

Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years